Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2015
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Total
(in thousands)
2016	$3,762
2017	1,948
2018	1,076
2019	600
2020	250
Thereafter	254
Total	$7,890